Note 6 - Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2019
Payables and Accruals [Abstract]
Schedule of accrued liabilities
	November 30,	November 30,
	2019	2018
	$	$

Professional fees	220,754	229,170
Board of Directors fees	115,885	49,901
Litigation settlement fee	400,000	-
Interest	60,019	17,413
Other	131,040	56,663
	927,698	353,147